SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income, Convertible Bonds Held of UTStarcom Hong Kong Holdings Ltd. (Details) - UTStarcom Hong Kong Holdings Ltd - Convertible bonds of privately-held company - USD ($)
$ in Millions
	Apr. 07, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income
Amount invested		$ 3.5	$ 3.5	$ 20.2
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax				$ 0.2
Proceeds from Sale of Available-for-sale Securities, Debt	$ 10.0
Debt Conversion, Original Debt, Amount	$ 20.0
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	$ 0.2